Document And Entity Information	Aug. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2023
Entity Registrant Name	Dynavax Technologies Corporation
Entity Central Index Key	0001029142
Entity Emerging Growth Company	false
Securities Act File Number	001-34207
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0728374
Entity Address, Address Line One	2100 Powell Street, Suite 720
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	848-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DVAX
Security Exchange Name	NASDAQ